Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Other payable and accrued expenses consist of the following:

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Other tax payables	14,994	9,004
Other payable to suppliers	8,915	8,578
Accrued marketing expense -loyalty points	4,643	3,547
Professional fees	6,211	5,092
Advances from the insured	3,251	2,892
Interest payable	746	48
Deposits	258	352
Payable for asset acquisition	—	910
Withholding social security costs and housing benefits	14,717	1,196
Deferred income	2,395	1,429
Others	2,121	1,802

	58,251	34,850